Fees and Expenses	Jan. 01, 2026
American Century ETF Trust | American Century Quality Diversified International ETF Series
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)